Segment Information (Details 1) - USD ($)	3 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Segment Reporting Information [Line Items]
Disposal	$ (3,094)
Net Balance	452,355	$ 483,357	$ 591,263
US
Segment Reporting Information [Line Items]
Cost	101,144	101,144	101,144
Disposal	(3,094)
Net Balance	79,128	85,264	86,039
Canada
Segment Reporting Information [Line Items]
Cost	548,256	548,256	548,256
Net Balance	373,227	398,094	505,223
Leasehold improvements
Segment Reporting Information [Line Items]
Disposal	0
Net Balance	159,861	173,371	226,639
Leasehold improvements | US
Segment Reporting Information [Line Items]
Cost	0	0	0
Disposal	0
Net Balance	0	0	0
Leasehold improvements | Canada
Segment Reporting Information [Line Items]
Cost	259,981	259,981	259,981
Net Balance	159,861	173,371	226,638
Computers
Segment Reporting Information [Line Items]
Disposal	0
Net Balance	27,175	32,095	51,777
Computers | US
Segment Reporting Information [Line Items]
Cost	0	0	0
Disposal	0
Net Balance	0	0	0
Computers | Canada
Segment Reporting Information [Line Items]
Cost	63,964	63,964	63,964
Net Balance	27,175	32,095	51,776
Furniture fixtures equipment
Segment Reporting Information [Line Items]
Disposal	(3,094)
Net Balance	19,518	21,123	28,158
Furniture fixtures equipment | US
Segment Reporting Information [Line Items]
Cost	3,094	3,094	3,094
Disposal	(3,094)
Net Balance	0	0	619
Furniture fixtures equipment | Canada
Segment Reporting Information [Line Items]
Cost	31,126	31,126	31,126
Net Balance	19,518	21,123	27,540
Lab equipment
Segment Reporting Information [Line Items]
Disposal	0
Net Balance	245,801	256,768	284,689
Lab equipment | US
Segment Reporting Information [Line Items]
Cost	98,050	98,050	98,050
Disposal	0
Net Balance	79,128	85,264	85,420
Lab equipment | Canada
Segment Reporting Information [Line Items]
Cost	193,185	193,185	193,185
Net Balance	$ 166,673	$ 171,505	$ 199,269